Employee Benefit Plan, Summary of Accounting Policy (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy
2. Significant Accounting Policies
Basis of Presentation
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates
The preparation of financial statements in accordance with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
Investment Valuation and Income Recognition
The EH Master Trust's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4, "Fair Value Measurements", for further discussion.
The Plan's interest in the net investment income of the EH Master Trust consists of the Plan's allocation of realized gains and losses on investments that were sold during the period, unrealized appreciation and depreciation of the underlying investments held at year end, and net investment income/loss based upon the total of each Plan participant's share of the EH Master Trust.
Purchases and sales of securities are recorded on a trade-date basis and interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits, participant accounts and the statement of changes in net assets available for benefits.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are recorded as distributions based on the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Benefits Paid to Participants
Benefit payments to participants are recorded upon distribution.
Administrative Expenses
Certain administrative expenses of maintaining the Plan are paid from Plan assets. The Plan Sponsor may bear certain costs associated with administering the Plan; these costs are not included in the accompanying financial statements and constitute exempt party-in-interest transactions. Certain transaction fees, such as those related to loan processing, are paid from individual participant accounts and are included in administrative expenses. Investment related expenses are included in the Plan's interest in EH Master Trust net investment income.
Recently Adopted Accounting Pronouncements
There have been no recently adopted or issued accounting standards that had, or will have, a material impact on the financial statements.

EBP, Basis of Accounting
Basis of Presentation
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in accordance with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

EBP, Investment
Investment Valuation and Income Recognition
The EH Master Trust's investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4, "Fair Value Measurements", for further discussion.
The Plan's interest in the net investment income of the EH Master Trust consists of the Plan's allocation of realized gains and losses on investments that were sold during the period, unrealized appreciation and depreciation of the underlying investments held at year end, and net investment income/loss based upon the total of each Plan participant's share of the EH Master Trust.
Purchases and sales of securities are recorded on a trade-date basis and interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits, participant accounts and the statement of changes in net assets available for benefits.

EBP, Note Receivable from Participant
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are recorded as distributions based on the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.
EBP, Payment to Participant	Benefits Paid to Participants Benefit payments to participants are recorded upon distribution.
EBP, Expense
Administrative Expenses
Certain administrative expenses of maintaining the Plan are paid from Plan assets. The Plan Sponsor may bear certain costs associated with administering the Plan; these costs are not included in the accompanying financial statements and constitute exempt party-in-interest transactions. Certain transaction fees, such as those related to loan processing, are paid from individual participant accounts and are included in administrative expenses. Investment related expenses are included in the Plan's interest in EH Master Trust net investment income.

EBP, Accounting Policy Adoption	Recently Adopted Accounting Pronouncements There have been no recently adopted or issued accounting standards that had, or will have, a material impact on the financial statements.